SCHONFELD & WEINSTEIN, L.L.P.

                                  ATTORNEYS AT LAW
                                   80 Wall Street
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                                     Suite 815
                               New York, New York 10005
  Telephone: (212) 480-0717                             Fax (212) 480-0717
E-MAIL                                           WWW.SCHONFELD-WEINSTEIN.COM
joel@schonfeld-weinstein.com
andrea@schonfeld-weinstein.com
keywan@schonfeld-weinstein.com



October 19, 2006

United States Securities and Exchange Commission
Washington D.C. 20549

Attn: John Reynolds, Assistant Director

      Re: Dahua, Inc.
          Amendment No. 4 to Registration Statement on Form SB-2
          Filed on May 10, 2006
          File No. 333-122622

Dear Mr. Reynolds:

We are in receipt of your letter dated June 12, 2006 and wish to respond as follows:

General
-------

1. As requested in prior comment one dated December 15, 2005, file a redlined version of your next amendment marked to show changes on EDGAR. See Rule 310 of Regulation S-T and Rule 472 of Regulation C.

    RESPONSE: Three marked and clean copies of the Amendment No. 5 to show changes on EDGAR are being sent to the Commission by Federal Express at the same time we file the Amendment with the Commission.

2. Much of the disclosure regarding your operations needs to be updated to reflect all activities undertaken up until at least the first quarter ended March 31, 2006. See for example, the disclosure in the Summary section regarding sales and the disclosure in your MD&A section. Other portions of the prospectus need to be updated to the latest practicable date. See for example, the beneficial ownership amounts discussed on page 24. Please revise throughout, as necessary.

    RESPONSE: We have updated all disclosure regarding our operations to reflect all activities undertaken up until at least the second quarter ended
    June 30, 2006. Other portions of the prospectus have also been updated to the latest practicable date.

3. The disclosure in the summary and in MD&A indicated that 6 units were sold as of December 31, 2005, although disclosure in the plan of operations indicates 32 units were sold at that date. In addition, under "Description of Business-Development Projects" you indicate 35 units have been sold as of the date of the prospectus. You appear to use different meanings for the sale of units. Please reconcile as appropriate. If you treat units reserved with deposits as sold units, please explain why, particularly in light of the revenue recognition disclosure in MD&A.

    RESPONSE: We are sorry for our confused disclosure. We have reconciled and revised our presentation throughout the prospectus, including Summary and MD&A sections. Please see pages 5, 35, and 36. Generally, in the beginning, a customer makes a deposit to reserve the housing unit s/he wants, and makes installment payments afterwards. Before units were fully paid, we recorded them as "reserved." Sales revenues are recognized when the purchase price has been paid in full. Thus, once a unit was paid in full, we converted it from 'reserved" to "sold." We don't treat units reserved with deposits as sold units.


Management's Discussion and Analysis, page 35
---------------------------------------------

4. We note your response to prior comment 17. Please revise your disclosure in MD&A to discuss the allowance for the loans receivable recorded during the year ended December 31, 2004, including how management determined that the loans should be written off during that period as opposed to any previous period.

    RESPONSE: The following disclosures have been added to MD&A, "Allowance for the loans receivable."

    "The notes receivable were made by the company to unrelated parties. As of December 31, 2004, management recorded a valuation allowance of $56,943. Valuation allowance consisted of loan over three years, or when the debtors can not be located. Prior to that time, management fully expected that the loan amounts were collectible."


Critical Accounting Policies and Estimates, page 38
---------------------------------------------------

5. We note your response to prior comment 14. As discussed in ARB 43, Chapter 4, when inventory is written down to a new cost basis, the reduced amount is considered the cost for subsequent accounting purposes. Accordingly, valuation adjustments for any subsequent recoveries in value are not appropriate. Please revise your disclosures accordingly.

    RESPONSE:   The requested disclosure has been revised. Please see page 40.


Financial Statement, page 48
----------------------------

6. Please revise the financial statements to include page numbers on each page of the financial statements.

    RESPONSE:  We have revised the financial statement to include page numbers.


Statement of Cash Flows
-----------------------

7. We note your disclosure of net proceeds from issuance of common stock. Based on your disclosure in Note 9, it appears that the issuance of common stock resulted from the conversion of short-term loans. Please revise your cash flow statement presentation to reflect the borrowings under the short-term loans within financing activities, and the conversion of the loans into common stock as a non-cash investing and financing activity. Refer to paragraph 32 of FAS 95 and revise your disclosure accordingly.

    RESPONSE: The cash flow statement presentation has been revised to reflect the borrowings under the short-term loans within financing activities, and the conversion of the loans into common stock as a non-cash financing activity. Please see Statements of Cash Flows on page F-14.


Note 9 - Additional Paid-in-Capital
-----------------------------------

8. Please tell us how the conversion price of the short-term loans of $0.477 per share was determined. Tell us whether the loans had any beneficial conversion feature at the date of issuance, and if so, how you accounted for this feature under EITF 98-5 and EITF 00-27, if applicable.

    The loan was initially recorded as loan payable when the funds were advanced to the Company to increase the subsidiaries' registered capital in May 2005. The loan was not convertible at the time of issuance, but was later converted to stock as a result of negotiations between the parties. In this regard, the loan does not have any beneficial conversion features. Hence, EITF 98-5 and EITF 00-27 do not apply.

    Of the 5,000,000 shares, 4,750,000 shares were issued to the individual owners of Dahua Project Management Group in exchange for the $2,265,600 short-term loans from Dahua Project Management Group. According to the Share Exchange Agreement signed on January 30, 2005, the other 212,500 shares and 37,500 shares were issued to Comp and Waywood, respectively. In that meaning, $2,265,600 purchased 4,750,000 shares common stock. So, the conversion price of the short-term loans was $0.477 per share.


Part II
--------

Undertakings
------------

9. In your amended filing, please revise to include the new undertakings that became effective on December 1, 2005. See Questions 3 through 6 in Securities Offering Reform Transition Questions and Answers, which is available on our web site at http://www.sec.gov/divisions/corpfin/transitionfaq.htm. See new Item 512(a)(4) and 512(g)(2) of Regulation S-B, which were adopted in Securities Offering Reform, Release No. 33-8591 (July 19, 2005), which is available on our web site at http://www.sec.gov/rules/final/33-859 fr.pdf.

    RESPONSE: We have revised the undertakings in the Amendment as per Items 512(a)(4) and 512(g)(2) of Regulation SB-2. Please see pages 81-82.


1934 Act Periodic Reports
-------------------------

10. We note your response to prior comments five and six. Your responses do not appear to explain all of the differences in the reported net loss and accumulated deficit between the financial statements provided in the 8-K and those provided in the registration statement. Please ensure that the amended 8-K includes a complete reconciliation between each of the previously reported and revised amounts as required by paragraph 37 of APB 20. Also, please note that the auditor's report should refer to the restatement and that the report should be dual-dated or re-dated.

     RESPONSE: We have restated the financial statements of the Company provided in the 8-K for the nine months ended September 30, 2004, the year ended December 31, 2003, and for the period from September 24, 2001 (inception) to December 31, 2002. Please see Amendment to the 8-K as the Company filed with the Commission on September 8, 2006.

     A note (Note 9) was added to the financial statements to include a complete reconciliation between each of the previously reported and revised amounts as required by paragraph 37 of APB 20. Auditor's report was also referred to the restatement and the report was re-dated.

11. We note your response to prior comment 18. It appears that the quarterly reports for the periods ended March 31, 2005 and June 30, 2005 also need to be amended to correct similar errors. Please file the amended quarterly report, including disclosure regarding the nature of the restatements.

     RESPONSE: We have restated the financial statements of the Company for the quarters ended March 31, 2005 and June 30, 2005. The amendments, including the disclosure regarding the nature of the restatements, to the quarterly reports for such periods were filed with the Commission on August 9, 2006.

12. We note that no filing were made under Item 4.02 of Form 8-K relating to the restatements to the previously filed financial statements. Please file the required disclosures under Item 4.02 of Form 8-K as soon as possible.

     RESPONSE: The required disclosure on "Non-Reliance on Previously Issued Financial Statements or a Related Audit Report or Completed Interim Review" under Item 4.02 of Form 8-K was filed with the Commission on July 28, 2006.

13. Please revise the disclosure in your periodic reports as appropriate to clearly state your conclusions regarding the effectiveness of your disclosure controls and procedures as required by Item 307 of Regulation S-B. We note that your disclosure in the 10-KSB for the year ended December 31, 2005 states that your executive officers to material information required to be disclosed, but no conclusion on effectiveness is made with respect to the information disclosed under sub-paragraph (ii). Note that to the extent that your disclosure includes a definition of disclosure controls and procedures, the entire definition must be provided, and a clear conclusion regarding effectiveness with respect to each component must be made.

     RESPONSE: We have revised the disclosure on Item 8A of our Form 10-KSB for the year ended December 31, 2005 to clearly state our conclusions regarding the effectiveness of our disclosure controls and procedures as required by
     Item 307 of Regulation S-B. Please see our Amendment to the Form 10-KSB filed with the Commission on September 15, 2006.

14. Tell us the specific factors you considered in evaluating the effect of the restatements to your financial statements noted above on your conclusions regarding the effectiveness of your disclosure controls and procedures.

     RESPONSE: Management is responsible for establishing and maintaining adequate internal control over financial reporting and for its assessment of the effectiveness of internal control over financial reporting. Management assesses the effectiveness of our internal control over financial reporting based on criteria established in Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission. Our internal control over financial reporting is required, in all material respects, to be effective in providing reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles and with the standards of the Public Company Accounting Oversight Board (United States).

     A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the company's assets that could have a material effect on the financial statements.

     Because of its inherent limitations, internal control over financial reporting may not prevent or detect all errors, frauds or misstatements. Also, no evaluation of controls can provide absolute assurance that misstatements due to error or fraud will not occur or that all control issues and instances of fraud, if any, within the Company have been detected. We will make every effort in the future to maintain, in all material respects, an effective internal control over our financial reporting.


If you have any questions, please do not hesitate to contact us.

Very truly yours,



/s/ Andrea I. Weinstein
-----------------------
Andrea I. Weinstein

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